Expenses by Nature - Other Operating Income and Expenses, Components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details by nature:
Changes in trade provisions	€ 12	€ (21)	€ 4
Professional services	321	380	424
Commissions	13	28	45
Supplies and auxiliary materials	224	195	210
Operating leases	45	47	44
Freight	176	186	188
Repair and maintenance expenses	307	270	243
Advertising	81	85	80
Insurance	50	49	51
Royalties	25	22	22
Travel expenses	44	44	48
External services	111	106	99
R&D Expenses	121	108	99
Gains on disposal of assets			(3)
Other	28	25	34
Total other operating income and expenses	€ 1,558	€ 1,524	€ 1,588